Pensions and Other Post Retirement Benefits - Actuarial assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pensions and Other Post Retirement Benefits
Actual experience period	5 years
Pension Benefits
Pensions and Other Post Retirement Benefits
Discount rate	4.90%	4.60%
Rate of compensation increase	3.00%	3.00%
Pension Benefits | Discount rate
Pensions and Other Post Retirement Benefits
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in interest and service cost due to increase in actuarial assumption	$ (11)
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	13
Increase (decrease) in net obligation due to increase in actuarial assumption	(718)
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ 897
Other Post-Retirement Benefits
Pensions and Other Post Retirement Benefits
Discount rate	4.90%	4.60%
Rate of compensation increase	3.00%	3.00%
Rate of health care cost increase	5.00%	5.00%
Other Post-Retirement Benefits | Discount rate
Pensions and Other Post Retirement Benefits
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	$ (57)
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ 68
Other Post-Retirement Benefits | Health care cost
Pensions and Other Post Retirement Benefits
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase (decrease) in interest and service cost due to increase in actuarial assumption	$ 1
Increase (decrease) in service and interest cost due to decrease in actuarial assumption	(1)
Increase (decrease) in net obligation due to increase in actuarial assumption	22
Increase (decrease) in net obligation due to decrease in actuarial assumption	$ (20)